Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   October 2, 2009



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1090

RE: Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund and DWS LifeCompass 2040 Fund (the "Funds"), each a series of DWS Target Date Series (the "Trust"); (Reg. Nos. 33-86070 and 811-8606)


Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system, Post-Effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Funds have designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2009. No fees are required in connection with this filing.

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. We also have combined the Class S Statement of Additional Information with the Statement of Additional Information for Class A, B and C. The Amendment has been electronically coded to show changes from the Fund's Class A,B,C Prospectus and Statement of Additional Information, filed with the Commission on November 25, 2008 in Post-Effective Amendment No. 25.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.


                                   Very truly yours,

                                   /s/Thomas H. Connors
                                   Thomas H. Connors
                                   Director and Senior Counsel
                                   Deutsche Investment Management Americas Inc.


cc:      Thomas Hiller, Esq. / Ropes & Gray LLP